Federated Hermes U S Treasury Cash Reserves Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Institutional Shares [Member] | IS
Prospectus [Line Items]
Average Annual Return, Percent	5.12%	2.34%	1.63%